Note 9 - Segment Information (Detail) - Schedule of cost of goods sold by segment (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cost of goods sold	$ 55,278	$ 37,782
Paypercallexchange.com [Member]
Cost of goods sold	14,023	31,472
Gold/silver sales [Member]
Cost of goods sold	41,256	4,990
Other income [Member]
Cost of goods sold	$ 0	$ 1,320